Shares - Net income per share (Details) - CAD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Jan. 29, 2025	Mar. 20, 2019
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net income	$ 33,834	$ 44,009
Interest from Convertible Debentures (after tax)	2,977	5,998
Diluted net income available to common shareholders	$ 36,811	$ 50,007
Weighted-average number of common shares (in shares)	28,657,472	26,772,113
Weighted-average effect of dilutive securities
Dilutive effect of treasury shares (in shares)	950,588	1,048,551
Weighted-average number of diluted common shares (in shares)	32,266,129	33,053,877
Basic net income per share (in CAD per share)	$ 1.18	$ 1.64
Diluted net income per share (in CAD per share)	$ 1.14	$ 1.51
5.00% convertible debentures
Weighted-average effect of dilutive securities
Dilutive effect of convertible debentures (in shares)	2,198,241	2,174,773
5.50% convertible debentures
Weighted-average effect of dilutive securities
Dilutive effect of convertible debentures (in shares)	459,828	3,058,440
Convertible Subordinated Debt | 5.00% convertible debentures
Weighted-average effect of dilutive securities
Interest rate	5.00%			5.00%
Convertible Subordinated Debt | 5.50% convertible debentures
Weighted-average effect of dilutive securities
Interest rate	5.50%		5.50%